Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 22, 2014	Apr. 26, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	34,750	24,000	21,750
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 143	$ 89	$ 55
Share price	$ 33.00	$ 22.09	$ 19.17
Proceeds from Stock Options Exercised	$ 1,040	$ 843	$ 441
Stock Issued During Period Shares Stock Options Exercised	44,219	46,235	25,289
Allocated Share-based Compensation Expense	$ 93	$ 71	$ 66
Future compensation expense of non-vested restricted stock outstanding	744	579
Compensation expense related to restricted stock	142	89	55
Unrecognized Salaries And Employee Benefits Expense	$ 237	93	71
Common Stock, Dividend Rate, Percentage	50.00%
Net Income Reduction	$ 187	$ 130	$ 92
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 16.65
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 32.81
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, granted	9,400	12,675
Non-vested stock outstanding	30,415	28,035	20,715
Allocated Share-based Compensation Expense	$ 143	$ 89	$ 55
Norwood Financial Corp 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							412,500
Options, Granted		0	11,135	18,750	42,900
Norwood Financial Corp 2006 Stock Option Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							66,000
Options, Granted					6,000
Shares available for awards	0
Norwood Financial Corp 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						375,000
Options and restricted stock, granted	44,150	36,675	20,591	13,950
Shares available for awards	2,596,535
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted		24,000	10,616
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						63,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	219,510
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	26,750
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, granted	9,000	9,000	6,375
Shares available for awards	28,875
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						60,000
Shares available for awards	40,125
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	8,000
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						12,000
Restricted stock, granted	400	3,675	3,600	4,200
Shares available for awards	125